Document and Entity Information	Feb. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 21, 2024
Entity Registrant Name	EBIX, INC
Entity Incorporation State Country Code	DE
Entity File Number	0-15946
Entity Tax Identification Number	77-0021975
Entity Address Address Line 1	1 Ebix Way
Entity Address City Or Town	Johns Creek
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30097
City Area Code	678
Local Phone Number	281-2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading Symbol	EBIXQ
Entity Emerging Growth Company	false
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0000814549